Leases (Tables)	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
Schedule of Lease
	As of March 31,
	2024	2023
Operating lease right-of-use assets	$2,504,303	$2,614,980
Operating lease right-of-use assets- accumulated amortization	(845,006)	(493,910)
Operating lease right-of-use assets, net	$1,659,297	$2,121,070

Operating lease liabilities, current	$506,061	$485,051
Operating lease liabilities, non-current	1,184,056	1,653,411
Total operating lease liabilities	$1,690,117	$2,138,462
	As of March 31,
	2024	2023
Finance lease right-of-use asset	$22,429	$-
Finance lease right-of-use asset- accumulated amortization	(4,641)	-
Finance lease right-of-use asset, net	$17,788	$-

Finance lease liabilities, current	$4,454	$-
Finance lease liabilities, non-current	13,709	-
Total Finance lease liabilities	$18,163	$-

The weighted average remaining lease terms and discount rates for the operating lease as of March 31, 2024 and 2023 are as follows:
	As of March 31,
	2024	2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)
Operating lease	3.24	4.26
Finance lease	3.89	-
Weighted average discount rate (1)
Operating lease	4.72%	4.57%
Finance lease	4.30%	-
The components of lease expense for the years ended March 31, 2024, 2023 and 2022 are as follows:
	For the years ended March 31,
	2024	2023	2022
Operating lease:
Operating lease expense	$589,105	$592,655	$584,983
Short-term lease expense	86,084	109,494	89,494
Total operating lease expenses	675,189	702,149	674,477
Finance leases:
Amortization expense	4,675	-	-
Interest expense	888	-	-
Total finance lease expenses	5,563	-	-
Total lease expenses	$680,752	702,149	$584,983

Schedule of Maturity of Lease Liabilities and Future Minimum Payments of Leases	The following table summarizes the maturity of lease liabilities and future minimum payments of leases as of March 31, 2024:
	Operating lease	Finance lease
Year ending March 31,
2025	$573,025	$5,148
2026	537,052	5,148
2027	502,868	5,148
2028	209,528	4,290
Total lease payments	1,822,473	19,734
Less: imputed interest	(132,356)	(1,571)
Total lease liabilities	$1,690,117	$18,163